Basis of preparation and statement of compliance - Foreign Exchange Rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2023	Jul. 19, 2023
Exchange rate (USD per EUR)
Average exchange rate for the period	1.0813	1.0530	1.1827
Exchange rate at period end	1.1050	1.0666	1.1326	1.080	1.082